UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4395
Legg Mason Partners Municipal Funds
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: March 31,
Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS
LEGG MASON PARTNERS GEORGIA MUNICIPALS FUND
LEGG MASON PARTNERS
PENNSYLVANIA MUNICIPALS FUND
FORM N-Q
DECEMBER 31, 2006

Legg Mason Partners Georgia Municipals Fund
Schedules of Investments (unaudited)
December 31, 2006

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 96.6%
Education — 9.6%
$2,000,000	BBB	Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31 (a)	$2,127,660
1,000,000	A	Savannah, GA, EDA, Student Housing Revenue, University Financing Foundation Project, Series A, ACA-Insured, 6.750% due 11/15/20	1,104,780
1,000,000	A	University of the Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/24	1,075,050

		Total Education	4,307,490

Escrowed to Maturity (b) — 3.9%
		Cobb County, GA, Kennestone Hospital Authority Revenue:
175,000	Aaa(c)	9.500% due 2/1/08	181,008
130,000	AAA	Certificates Series 86A, MBIA-Insured, 7.750% due 2/1/07	130,396
65,000	AAA	Columbia County, GA, Water & Sewer Revenue, MBIA-Insured, 9.750% due 12/1/08	69,116
745,000	AAA	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (d)	799,042
230,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	247,556
290,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14 (d)	322,686

		Total Escrowed to Maturity	1,749,804

Finance — 1.1%
500,000	NR	Virgin Islands PFA Revenue, Subordinated Lien, Series E, 6.000% due 10/1/22	522,585

General Obligation — 6.2%
1,000,000	AAA	Georgia State, GO, Series B, 5.750% due 8/1/17	1,170,380
1,000,000	AAA	Habersham County, GA, GO, School District, MBIA-Insured, 5.000% due 4/1/22	1,082,190
500,000	AA+	Jefferson, GA, GO, 5.900% due 2/1/25	534,790

		Total General Obligation	2,787,360

Hospitals — 9.8%
1,000,000	BBB+	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,085,070
1,000,000	Aaa(c)	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC-Insured, 6.100% due 2/1/24	1,071,710
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,004,530
1,175,000	Aaa(c)	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA-Insured, 5.500% due 3/1/21	1,266,474

		Total Hospitals	4,427,784

Housing: Multi-Family — 5.8%
430,000	AAA	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (e)	439,516
1,000,000	Aa2(c)	De Kalb County Housing Authority, MFH Revenue, Friendly Hills Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (e)	1,065,610
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (e)(f)	1,097,700

		Total Housing: Multi-Family	2,602,826

See Notes to Schedules of Investments.

Legg Mason Partners Georgia Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

Face
Amount	Rating‡	Security	Value

Housing: Single-Family — 0.2%
$ 95,000	NR	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (e)	$ 95,158

Miscellaneous — 3.4%
335,000	AAA	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC-Insured, 5.625% due 7/1/20	358,661
1,000,000	AAA	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26	1,185,750

		Total Miscellaneous	1,544,411

Pollution Control — 9.5%
500,000	A	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	565,920
2,000,000	BBB	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, Series A, 6.250% due 2/1/25 (a)(e)	2,121,820
1,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (e)	1,005,820
500,000	Baa3(c)	Savannah, GA, EDA, PCR, Union Camp Corp. Project, 6.150% due 3/1/17	567,950

		Total Pollution Control	4,261,510

Pre-Refunded (g) — 22.8%
665,000	AAA	Association County Commissioners of Georgia Leasing Program COP, Public Purpose Project, AMBAC-Insured, Call 7/1/10 @ 101, 5.625% due 7/1/20 (a)	714,230
1,000,000	AAA	Atlanta, GA, Airport Revenue, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.500% due 1/1/26	1,061,830
500,000	AA	Clayton County, GA, Water & Sewer Revenue, Call 5/1/11 @ 101, 5.625% due 5/1/20 Fulton County, GA:	542,800
1,000,000	AAA	Housing Authority, MFH Revenue, Concorde Place Apartment Project, Series A, Call 7/1/08 @ 100, 6.300% due 7/1/16 (e)	1,037,100
660,000	BBB(h)	Residential Care Facilities, Canterbury Court Project, Call 10/1/09 @ 102, 6.300% due 10/1/24 (a)	716,060
		Private Colleges & Universities Authority Revenue:
		Emory University Project, Series A:
2,000,000	AA	Call 11/1/09 @ 101, 5.500% due 11/1/31	2,115,860
1,000,000	AA	Call 11/1/10 @ 101, 5.500% due 11/1/24	1,073,400
500,000	Baa2(c)	Mercer University Project, Call 10/1/11 @ 102, 5.750% due 10/1/21	551,885
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, Call 4/1/07 @ 100, 6.250% due 4/1/29 (e)	301,827
1,000,000	AAA	Rockdale County, GA, Water & Sewer Authority Revenue, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25	1,061,830
1,000,000	NR	Savannah, GA, EDA, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102, 6.800% due 10/1/19	1,093,720

		Total Pre-Refunded	10,270,542

Public Facilities — 4.7%
1,000,000	Aaa(c)	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC-Insured, 5.625% due 1/1/16	1,056,610
1,000,000	AAA	Fulton County Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC-Insured, 5.500% due 11/1/18	1,073,030

		Total Public Facilities	2,129,640

See Notes to Schedules of Investments.

Legg Mason Partners Georgia Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

Face
Amount	Rating‡	Security	Value

Transportation — 1.1%
$250,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series P, AMBAC-Insured, 6.250% due 7/1/20	$ 293,858
200,000	CCC+	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (e)	201,456

		Total Transportation	495,314

Utilities — 3.9%
		Georgia Municipal Electric Authority Power Revenue:
1,000,000	AAA	Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	1,060,460
500,000	AAA	Series EE, AMBAC-Insured, 7.250% due 1/1/24	699,745

		Total Utilities	1,760,205

Water & Sewer — 14.6%
		Atlanta, GA, Water & Wastewater Revenue:
1,000,000	AAA	Series A, FGIC-Insured, 5.500% due 11/1/19	1,150,370
1,000,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/27	1,194,720
500,000	A	Cartersville, GA, Development Authority Revenue, Sewer Facilities, Anheuser Busch, 6.125% due 5/1/27 (e)	508,755
1,000,000	AAA	Columbia County, GA, Water & Sewer Revenue, FGIC-Insured, 5.500% due 6/1/25	1,051,220
1,000,000	AAA	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA-Insured, 5.000% due 6/1/28	1,070,420
2,000,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	977,160
10,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured, 6.375% due 1/1/14	11,117
500,000	AAA	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	599,040

		Total Water and Sewer	6,562,802

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $39,931,047)	43,517,431

SHORT-TERM INVESTMENTS(i) — 1.8%
General Obligation — 1.6%
700,000	A-1+	Georgia State, Finance & Investment Commission, GO, Series H-1, SPA-Dexia Credit Local, 3.880%, 1/2/07	700,000

Water & Sewer — 0.2%
100,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series C, FSA-Insured, SPA-Dexia Credit Local, 4.000%, 1/2/07	100,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $800,000)	800,000

		TOTAL INVESTMENTS — 98.4% (Cost — $40,731,047#)	44,317,431
		Other Assets in Excess of Liabilities — 1.6%	727,833

		TOTAL NET ASSETS — 100.0%	$ 45,045,264

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Rating by Moody’s Investors Service.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
See Notes to Schedules of Investments.

Legg Mason Partners Georgia Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

(h)	Rating by Fitch Ratings Service.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ACA — American Capital Assurance
AMBAC — Ambac Assurance Corporation
COP — Certificate of Participation
EDA — Economic Development Authority
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
GO — General Obligation
HFA — Housing Finance Authority
LIQ — Liquidity Facility
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
PCR — Pollution Control Revenue
PFA — Public Facilities Authority
SPA — Standby Bond Purchase Agreement
See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 97.7%
Education — 17.0%
$1,000,000	BBB-	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	$1,069,050
1,255,000	AAA	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC-Insured, 5.500% due 3/1/25	1,350,970
		Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC-Insured:
1,000,000	Aaa(a)	5.125% due 5/1/22	1,056,370
1,000,000	Aaa(a)	5.375% due 7/1/30	1,054,030
1,000,000	Aaa(a)	5.250% due 5/1/32	1,055,430
1,000,000	AAA	Pennsylvania State Higher EFA Revenue, Clarion University Foundation Inc., Series A, XLCA-Insured, 5.250% due 7/1/18	1,077,950
1,000,000	AA	Pennsylvania State University, 5.000% due 9/1/35	1,060,500
		Swarthmore Boro Authority, PA, College Revenue:
2,000,000	AA+	5.250% due 9/15/20 (b)	2,153,560
1,250,000	AA+	Series A, 5.000% due 9/15/30	1,338,163

		Total Education	11,216,023

Escrowed to Maturity (c) — 5.1%
160,000	NR	Allegheny County, PA, Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09	165,710
390,000	AAA	Bristol Township, PA, Authority Sewer Revenue, MBIA-Insured, 10.125% due 4/1/09	420,346
1,135,000	AAA	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11	1,231,770
95,000	AAA	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13	102,489
705,000	AAA	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (d)	795,896
140,000	Aaa(a)	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13 (b)	158,386
75,000	NR	Pennsylvania HFA, 7.750% due 12/1/07	77,719
75,000	AAA	West Chester, PA, Sewer Revenue, 9.750% due 5/1/07	76,454
		Westmoreland County, PA, Municipal Authority:
220,000	AAA	Special Obligation, 9.125% due 7/1/10	234,093
100,000	Aaa(a)	Water Revenue, 8.625% due 7/1/10	108,913

		Total Escrowed to Maturity	3,371,776

Finance — 1.8%
1,000,000	AAA	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28	1,183,240

General Obligation — 3.3%
1,000,000	AAA	Armstrong County, PA, GO, MBIA-Insured, 5.400% due 6/1/31	1,060,180
1,000,000	AAA	Greater Johnstown, PA, School District GO, Series B, MBIA-Insured, 5.500% due 8/1/18	1,081,120

		Total General Obligation	2,141,300

Hospitals — 8.2%
500,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	541,830
1,000,000	AA	Mifflin County, PA, Hospital Authority Revenue, Radian-Insured, 6.200% due 7/1/30	1,078,590
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Series A, UPMC Health Systems, 6.000% due 1/15/31	1,091,650
525,000	AA	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian-Insured, 6.050% due 8/1/24	533,778
1,075,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,079,870
See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

Face
Amount	Rating‡	Security	Value

Hospitals — 8.2% (continued)
$1,000,000	A	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, Series B, 5.500% due 11/15/24	$1,091,840

		Total Hospitals	5,417,558

Housing: Single-Family — 1.1%
		Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage:
25,000	Aaa(a)	Series FF-2, GNMA-Collateralized, 6.000% due 11/1/31 (e)	25,850
645,000	Aaa(a)	Series II-2, GNMA-Collateralized, 5.900% due 11/1/32 (e)	672,909

		Total Housing: Single-Family	698,759

Industrial Development — 2.4%
		Philadelphia, PA:
500,000	AAA	Authority for IDR, Series B, AMBAC-Insured, 5.250% due 7/1/31	528,170
1,000,000	AAA	Authority for Industrial Development, Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,080,980

		Total Industrial Development	1,609,150

Life Care Systems — 3.4%
1,100,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,160,940
500,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (f)	20,000
1,000,000	AA	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian-Insured, 5.500% due 7/1/19	1,074,320

		Total Life Care Systems	2,255,260

Miscellaneous — 5.3%
500,000	A- (g)	Allegheny County, PA, Redevelopment Authority, Tax Increment Revenue, Waterfront Project, Series A, 6.300% due 12/15/18	540,920
1,500,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,392,630
1,560,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,586,910

		Total Miscellaneous	3,520,460

Pollution Control — 3.1%
1,000,000	BB+	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, Series A, 6.200% due 7/1/19	1,037,520
1,000,000	BB-	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (e)(h)	1,002,700

		Total Pollution Control	2,040,220

Pre-Refunded (i) — 36.9%
		Allegheny County, PA:
1,000,000	AAA	GO, Series C-52, FGIC-Insured, Call 5/1/11@ 100, 5.250% due 11/1/21	1,064,250
500,000	AAA	Hospital Development Authority Revenue, Allegheny General Hospital Project, Series A, MBIA-Insured, Call 9/1/07 @ 100, 6.250% due 9/1/20 (d)	508,680
1,000,000	AAA	Central Dauphin, PA, School District, GO, MBIA-Insured, Call 2/1/16 @ 100, 6.000% due 2/1/18	1,171,690
1,000,000	AAA	Dauphin County, PA, GO, AMBAC- Insured, Call 5/15/11@ 100, 5.125% due 11/15/22	1,059,790
570,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue, Call 7/1/13 @ 100, 5.250% due 7/1/18	619,886
1,260,000	AA	Erie County, PA, Hospital Authority Revenue, Health Facilities Revenue, St. Mary’s Home Project, Radian-Insured, Call 8/15/09 @ 100, 6.000% due 8/15/23	1,334,416
See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

Face
Amount	Rating‡	Security	Value

Pre-Refunded (i) — 36.9% (continued)
$1,000,000	Aaa(a)	Erie, PA, Sewer Authority Revenue, MBIA-Insured, Call 6/1/10 @ 100, 6.000% due 6/1/21	$1,075,630
		Harrisburg, PA:
1,000,000	AAA	Authority Resource Recovery Facility Revenue, Series A, FSA-Insured, Call 9/1/10 @ 100, 5.500% due 9/1/25	1,063,820
1,250,000	NR	Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25	1,389,100
1,650,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (b)	1,864,236
1,000,000	Aaa(a)	Luzerne County, PA, GO, Series A, MBIA-Insured, Call 5/15/13 @ 100, 5.250% due 11/15/18	1,088,900
1,000,000	AAA	Pennsylvania State GO, First Series, Call 2/1/12 @ 100, 5.250% due 2/1/19	1,073,960
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Drexel University, Call 5/1/09 @ 100, 6.000% due 5/1/29	1,051,640
		Pennsylvania State Turnpike Commission, AMBAC-Insured, Call 7/15/11 @ 101:
1,500,000	AAA	5.000% due 7/15/21	1,597,860
1,500,000	AAA	5.500% due 7/15/32	1,628,940
1,000,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31	1,085,450
1,660,000	AAA	Pittsburgh, PA, GO, Series A, AMBAC-Insured, Call 3/1/12 @ 100, 5.250% due 9/1/22 (b)	1,784,583
1,000,000	AAA	Plum Boro, PA, School District GO, FGIC-Insured, Call 9/15/11 @ 100, 5.250% due 9/15/30	1,069,330
610,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, Call 4/1/07 @ 100, 6.250% due 4/1/29 (e)	613,715
1,000,000	AAA	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, MBIA-Insured, Call 4/1/13 @ 100, 5.000% due 4/1/22	1,053,560
1,000,000	BBB+	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24	1,106,760

		Total Pre-Refunded	24,306,196

Transportation — 5.6%
430,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18	461,480
3,000,000	AAA	Delaware River Port Authority, Port District Refunding, Series A, FSA-Insured 5.50% due 1/1/26*	3,245,490

		Total Transportation	3,706,970

Water and Sewer — 4.5%
		Allegheny County, PA, Sanitation Authority, Sewer Revenue:
1,750,000	AAA	MBIA- Insured, 5.375% due 12/1/17 (b)	1,890,105
1,000,000	AAA	Refunding Series A, MBIA-Insured, 5.000% due 12/1/22	1,070,420

		Total Water and Sewer	2,960,525

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $61,447,654)	64,427,437

SHORT-TERM INVESTMENTS(k) — 3.5%
Education — 1.2%
		Pennsylvania State Higher EFA, Carnegie Mellon University:
100,000	A-1+	Series B, SPA-Morgan Guaranty Trust, 3.990%, 1/2/07	100,000
700,000	A-1+	Series C, SPA-Morgan Guaranty Trust, 3.990%, 1/2/07	700,000

		Total Education	800,000

See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
December 31, 2006

Face
Amount	Rating‡	Security	Value

Hospitals — 2.1%
$300,000	A-1+	Geisinger Authority Pennsylvania Health Systems, Geisinger Health System, SPA-Bank of America, 3.980%, 1/2/07	$300,000
		Philadelphia, PA, Hospitals & Higher EFA Revenue:
600,000	A-1+	Children’s Hospital Philadelphia, Class A, SPA-Bank of America, 3.990%, 1/2/07	600,000
100,000	A-1+	Children’s Hospital Project D, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.990%, 1/2/07	100,000
400,000	A-1+	Children’s Hospital Project Series A, SPA-JPMorgan Chase, 3.990%, 1/2/07	400,000

		Total Hospitals	1,400,000

Industrial Development — 0.2%
100,000	A-1+	Philadelphia, PA, IDR, Fox Chase Cancer Center Project, LOC-Morgan Guaranty Trust, 3.990%, 1/2/07	100,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,300,000)	2,300,000

		TOTAL INVESTMENTS — 101.2% (Cost — $63,747,654#)	66,727,437
		Liabilities in Excess of Other Assets — (1.2)%	(856,772)

		TOTAL NET ASSETS — 100.0%	$65,870,665

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is currently in default.

(g)	Rating by Fitch Ratings Service.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(i)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

*	Security represents participation in a trust that issued inverse floaters and secured borrowings.
Abbreviations used in this schedule:

AMBAC — Ambac Assurance Corporation
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
GO — General Obligation
HFA — Housing Finance Authority
IDA — Industrial Development Authority
IDR — Industrial Development Revenue
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
Radian — Radian Assets Assurance
SPA — Standby Bond Purchase Agreement
XLCA — XL Capital Assurance Inc.
See Notes to Schedules of Investments.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,

C and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC

and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund (the “Funds”) are separate non-diversified investment funds of the Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest changes, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Fund Concentration. Since the Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners Pennsylvania Municipals Fund invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Georgia and Pennsylvania, respectively.
(d)  Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.
When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two traunches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two traunches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust.
As of December 31, 2006, the Fund held $3,245,490 of municipal bonds that represent participation in one trust which issued $1,500,000 of secured borrowings. Also, as of December 31, 2006, the Fund held an inverse floater that was acquired in the secondary market.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	Appreciation	Depreciation	Appreciation

Leggs Mason Partners Georgia Municipals Fund	$3,605,352	$(18,968)	$3,586,384
Legg Mason Partners Pennsylvania Municipals Fund	3,540,651	(560,868)	2,979,783

At December 31, 2006, the Funds had the following open futures contracts:

Notes to Schedules of Investments (unaudited) (continued)

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Legg Mason Partners Georgia Municipals Fund
Contracts to Sell:
U.S. Treasury Bond	50	3/07	$5,694,381	$5,571,875	$122,506

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Legg Mason Partners Pennsylvania Municipals Fund
Contracts to Sell:
U.S. Treasury Bond	70	3/07	$7,972,134	$7,800,625	$171,509

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Municipal Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: February 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: February 28, 2007

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer
Date: February 28, 2007